SUBSEQUENT EVENTS (Details Narrative) - IPO [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	Aug. 28, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of initial public offering shares | shares	1,750,000
Public offering price | $ / shares	$ 5.00
Net proceeds of public offering | $	$ 6.7